Average Annual Total Returns - Advisor Class and Class M - PIMCO Dynamic Bond Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor Since Inception	Advisor Inception Date	M 1 Year	M 5 Years	M Since Inception	M Inception Date	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 1 Year	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 5 Years	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	4.70%	3.99%	2.32%	Apr. 30, 2013	4.49%	3.78%	2.12%	Apr. 30, 2013	0.98%	1.51%	1.07%